As filed with the Securities and Exchange Commission on May 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21079

AIP Alternative Strategies Funds
(Exact name of registrant as specified in charter)

600 Mamaroneck Ave., Suite 400, Harrison, NY 10528
(Address of principal executive offices) (Zip code)

Mr. Lee Schultheis, 600 Mamaroneck Ave., Suite 400, Harrison, NY 10528
(Name and address of agent for service)

1-877-LOW-BETA (1-877-569-2382)
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

AIP Alternative Strategies Fund
Alpha Hedged Strategies Fund
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
Underlying Funds Trust - 121.71%
Convertible Bond Arbitrage -1 Portfolio	6,921,387	$69,283,080
Deep Value Hedged Income-1 Portfolio	7,905,021	69,643,236
Distressed Securities & Special Situations-1 Portfolio	9,901,984	88,820,795
Energy & Natural Resources-1 Portfolio (a)	3,869,137	34,822,231
Equity Options Overlay-1 Portfolio	5,263,242	51,158,713
Fixed Income Arbitrage-1 Portfolio	7,679,571	70,421,662
Global Hedged Income-1 Portfolio	7,360,697	74,563,856
Long/Short Equity―Deep Discount Value-1 Portfolio	5,452,514	41,002,904
Long/Short Equity―Earnings Revision-1 Portfolio	5,074,674	61,708,031
Long/Short Equity―Global-1 Portfolio	3,231,179	33,442,700
Long/Short Equity―Growth-1 Portfolio (a)	7,663,379	67,284,463
Long/Short Equity―Healthcare/Biotech-1 Portfolio	3,441,099	31,726,934
Long/Short Equity―International-1 Portfolio	5,204,602	51,161,238
Long/Short Equity―Momentum-1 Portfolio	7,765,348	76,643,987
Long/Short Equity―REIT-1 Portfolio	5,493,905	65,047,832
Merger Arbitrage-1 Portfolio	4,322,432	41,668,243

TOTAL Underlying Funds Trust (Cost $948,293,214)		$928,399,905
	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 1.00%
The Bear Stearns Companies, Inc.,
1.700%, dated 3/31/2008, due 4/1/2008,
repurchase price $7,641,350 (b)	$7,640,987	7,640,987
TOTAL REPURCHASE AGREEMENTS (Cost $7,640,987)		$7,640,987

Total Investments (Cost $955,934,201)(c) - 122.71%		936,040,892
Liabilities in Excess of Other Assets - (22.71%)		(173,266,766)
TOTAL NET ASSETS - 100.00%		$762,774,126

Footnotes
Percentages are stated as a percent of net assets.

(a) Non-income Producing
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
(c) The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$959,500,774
Gross unrealized appreciation	35,535,982
Gross unrealized depreciation	(58,995,864)
Net unrealized appreciation	$(23,459,882)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ —	$ —
Level 2 - Other significant observable inputs	936,040,892	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 936,040,892	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

AIP Alternative Strategies Fund
Beta Hedged Strategies Fund
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
Underlying Funds Trust - 136.50%
Deep Value Hedged Income-1 Portfolio	421,602	$3,714,310
Distressed Securities & Special Situations-1 Portfolio	329,483	2,955,459
Energy & Natural Resources-1 Portfolio (a)	145,946	1,313,516
Equity Options Overlay-1 Portfolio	325,915	3,167,892
Fixed Income Arbitrage-1 Portfolio	277,362	2,543,408
Global Hedged Income-1 Portfolio	374,519	3,793,876
Long/Short Equity―Deep Discount Value-1 Portfolio	414,683	3,118,418
Long/Short Equity―Global-1 Portfolio	154,340	1,597,421
Long/Short Equity―Growth-1 Portfolio (a)	487,881	4,283,595
Long/Short Equity―International-1 Portfolio	264,761	2,602,602
Long/Short Equity―Momentum-1 Portfolio	326,546	3,223,012
Merger Arbitrage-1 Portfolio	351,224	3,385,803

TOTAL Underlying Funds Trust (Cost $39,074,833)		$35,699,312
	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 1.02%
The Bear Stearns Companies, Inc.,
1.700%, dated 3/31/2008, due 4/1/2008,
repurchase price $265,362 (b)	$265,349	265,349
TOTAL REPURCHASE AGREEMENTS (Cost $265,349)		$265,349

Total Investments (Cost $39,340,182)(c) - 137.52%		35,964,661
Liabilities in Excess of Other Assets - (37.52%)		(9,811,799)
TOTAL NET ASSETS - 100.00%		$26,152,862

Footnotes
Percentages are stated as a percent of net assets.

(a) Non-income Producing
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
(c) The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$39,322,131
Gross unrealized appreciation	168,868
Gross unrealized depreciation	(3,526,338)
Net unrealized appreciation	$(3,357,470)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ —	$ —
Level 2 - Other significant observable inputs	35,964,661	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 35,964,661	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   AIP Alternative Strategies Funds

By (Signature and Title)   /s/Lee Schultheis
Lee Schultheis, President

Date   May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Lee Schultheis
Lee Schultheis, President

Date   May 23, 2008

By (Signature and Title)*   /s/Stephen G. Bondi
Stephen G. Bondi, Treasurer and Chief Financial Officer

Date   May 28, 2008